United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Hermes Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/21

Date of Reporting Period: Six months ended 05/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2021

Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	37.0%
International Equity Securities	30.6%
Emerging Markets Core Fund	9.9%
Foreign Debt Securities	6.5%
Corporate Debt Securities	4.9%
Mortgage Core Fund	2.3%
U.S. Treasury and Agency Securities	1.0%
Asset-Backed Securities	0.8%
Bank Loan Core Fund	0.8%
Project and Trade Finance Core Fund	0.8%
High Yield Bond Core Fund[4]	0.7%
Collateralized Mortgage-Backed Securities	0.4%
Exchange-Traded Fund	0.3%
Government Agencies	0.2%
Derivative Contracts[6]	0.2%
Mortgage-Backed Securities[2,3]	0.0%
Cash Equivalents[5]	2.2%
Purchased Options[3]	0.0%
Other Assets and Liabilities—Net[7]	1.4%
TOTAL	100.0%
Semi-Annual Shareholder Report

At May 31, 2021, the Fund’s sector composition8 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	19.4%
Financials	15.5%
Consumer Discretionary	14.4%
Industrials	11.9%
Health Care	11.3%
Materials	7.8%
Communication Services	7.3%
Consumer Staples	4.5%
Energy	3.0%
Utilities	2.5%
Real Estate	2.4%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Represents less than 0.1%.
4	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2021 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— 67.6%
		Communication Services— 4.9%
14,883		Activision Blizzard, Inc.	$1,447,372
751,541	[1]	Alibaba Pictures Group Ltd.	100,457
1,075	[1]	Alphabet, Inc., Class A	2,533,614
1,225	[1]	Alphabet, Inc., Class C	2,954,161
28,001		America Movil S.A.B. de C.V.	21,481
61,986		Auto Trader Group PLC	493,301
1,085	[1]	Baidu, Inc., ADR	212,953
3,294	[1]	CarGurus, Inc.	92,957
11,084	[1]	China Literature Ltd.	117,541
473,966		China Tower Corp Ltd.	64,669
1,164		Cyfrowy Polsat, S.A.	9,717
3,902	[1]	Facebook, Inc.	1,282,704
28,100		Focus Media Information Technology Co. Ltd.	45,953
2,783	[1]	GOGO, Inc.	37,904
1,335		Gray Television, Inc.	31,052
3,006		Hellenic Telecommunication Organization SA	53,653
595		IDT Corp.	17,172
1,839		Info Edge India Ltd.	113,346
447		Kakao Corp.	48,879
3,896		Konami Corp.	251,413
7,780		LG Uplus Corp.	103,798
2,995	[1]	Loral Space & Communications Ltd.	113,361
13,477		Mobile Telesystems, ADR	122,910
6,460		MTN Group Ltd.	47,509
6,378		NetEase, Inc.	150,414
12,247		New York Times Co., Class A	524,417
692		NHN Corp.	222,010
483		Nintendo Co. Ltd.	298,748
14,088		Omnicom Group, Inc.	1,158,597
7,958	[1]	Orbcomm, Inc.	89,050
2,153	[1]	Pinterest, Inc.	140,591
18,049		Proximus	368,308
14,111		Quebecor, Inc., Class B	383,481
10,311		Scout24 Holding GmbH	838,450
557		SK Telecom Co. Ltd.	158,015
1,349		Square Enix Holdings Co. Ltd.	72,340
5,858	[1]	Take-Two Interactive Software, Inc.	1,087,010
1,344	[1]	TechTarget, Inc.	94,497
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Communication Services— continued
661		Tegna, Inc.	$12,817
104,891		Telefonica Deutschland Holding AG	288,852
2,440		Telenor ASA	42,486
29,996		Tencent Holdings Ltd.	2,322,124
43,375		TIM S.A./Brazil	100,620
2,394		Toho Co. Ltd.	99,883
978,500		True Corp. PCL	98,244
5,909		Vivendi SA	215,164
15,361		Vodacom Group Ltd.	147,169
4,919	[1]	Vonage Holdings Corp.	67,784
2,901	[1]	Yandex N.V.	196,887
390		YY Inc., ADR	30,010
3,121	[1]	Zillow Group, Inc.	369,183
70,996	[1]	Zynga, Inc.	769,597
		TOTAL	20,664,625
		Consumer Discretionary— 9.7%
9,226		ABC-Mart, Inc.	530,685
884	[1]	Adtalem Global Education, Inc.	32,160
71,908	[1]	Alibaba Group Holding Ltd.	1,927,778
1,768	[1]	Amazon.com, Inc.	5,698,388
7,824		American Outdoor Brands Corp.	166,338
789	[1]	American Public Education, Inc.	22,092
30,300		Aramark	1,131,705
4,560		Balkrishna Industries Ltd.	137,734
557	[1]	Bally’s Corp.	32,323
16,665		Berkeley Group Holdings PLC	1,104,922
1,681		Big Lots, Inc.	102,440
251	[1]	Bluegreen Vacations Holding Corp.	5,269
2,394		BorgWarner, Inc.	122,788
3,008	[1]	Boyd Gaming Corp.	193,685
8,570		BYD Co. Ltd.	195,461
4,600		BYD Co. Ltd.	131,286
5,809		Canadian Tire Corp. Ltd.	994,221
3,175		Carriage Services, Inc.	121,793
11,730		Casio Computer Co. Ltd.	205,187
22,068		China Meidong Auto Holdings Ltd.	117,493
1,576		Coway Co. Ltd.	114,667
2,222	[1]	CROCs, Inc.	224,955
14,186		D. R. Horton, Inc.	1,351,784
2,588	[1]	Delivery Hero SE	350,948
1,677	[1]	Dine Brands Global, Inc.	159,231
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
30,194		Dongfeng Motor Group Co. Ltd.	$28,683
6,255		eBay, Inc.	380,804
4,100		Ecovacs Robotics Co. Ltd.	113,944
1,166	[1]	Etsy, Inc.	192,075
18,491		Fuyao Glass Industry Group Co. Ltd.	116,104
42,518		Gentex Corp.	1,509,389
6,223		Gildan Activewear, Inc.	225,111
668,777	[1]	Gome Electrical Appliances Holdings Ltd.	110,041
40,928		Great Wall Motor Company Limited	113,334
2,785	[1]	Green Brick Partners, Inc.	65,002
676		Group 1 Automotive, Inc.	107,809
33,000	[1]	Haier Smart Home Co. Ltd.	138,425
2,659		Hankook Tire Co. Ltd.	115,136
2,574	[1]	HelloFresh SE	232,913
174		Hermes International	242,444
113	[1]	Hibbett Sports, Inc.	9,578
2,978		Home Depot, Inc.	949,714
220		Hyundai Motor Co.	45,740
8,948		Iida Group Holdings Co. Ltd.	240,764
3,314	[1]	International Game Technology PLC	80,398
1,351		Jack in the Box, Inc.	153,474
6,896	[1]	JD.com, Inc.	255,027
398		Johnson Outdoors, Inc., Class A	48,632
2,842	[1]	Jubilant Foodworks Ltd.	122,268
621		Kering	566,192
1,743		Kia Corp.	132,303
5,217		Koito Manufacturing Co. Ltd.	343,821
10,329		La Francaise des Jeux SAEM	582,687
1,022		LCI Industries	152,329
1,883		Lear Corp.	364,097
1,575		Lennar Corp., Class A	155,941
3,514		Lennar Corp., Class B	275,181
1,225		LG Electronics, Inc.	166,243
299		Lithia Motors, Inc., Class A	105,245
6,070		Lowe’s Cos., Inc.	1,182,618
574	[1]	Lumber Liquidators, Inc.	13,076
2,240		LVMH Moet Hennessy Louis Vuitton SA	1,788,908
438		M.D.C. Holdings, Inc.	25,382
13,461		Magna International, Inc.	1,353,621
1,303	[1]	MarineMax, Inc.	67,013
1,268	[1]	Marriott Vacations Worldwide Corp.	218,464
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
15,455	[1]	Meituan	$526,052
1,096	[1]	Meritage Corp.	118,006
9,190		MGM Resorts International	393,975
1,718		Michelin, Class B	262,769
1,804		Naspers Ltd., Class N	396,755
36,688		Newell Brands, Inc.	1,052,579
8,597		Next PLC	993,359
7,031	[1]	NIO Inc., ADR	271,537
615	[1]	Overstock.com, Inc.	52,540
2,024		Pandora A/S	274,308
1,040		Patrick Industries, Inc.	89,128
674	[1]	Perdoceo Education Corp.	8,216
18,178		Petrobras Distribuidora SA	89,186
1,313	[1]	Pinduoduo, Inc., ADR	163,967
6,231	[1]	Prosus NV	644,466
600		PT Astra International Tbk	216
112,600		PTT Oil & Retail Business PCL	108,878
1,023		Pulte Group, Inc.	59,119
21,500		Qingdao Haier Co. Ltd.	103,621
2,029		Rent-A-Center, Inc.	125,413
370	[1]	RH	237,189
13,885		Sega Sammy Holdings, Inc.	178,426
48,764		Sekisui House Ltd.	1,028,041
586		Service Corp. International	31,070
3,558		Shimamura Co. Ltd.	341,579
387		Shimano, Inc.	88,236
1,453	[1]	Signet Jewelers Ltd.	88,023
2,685	[1]	Sportsman’s Warehouse Holdings, Inc.	47,793
150	[1]	Stamps.com, Inc.	28,152
2,331		Standard Motor Products, Inc.	104,942
10,820		Stanley Electric Co. Ltd.	324,982
2,748		Sturm Ruger & Co., Inc.	216,927
4,245		Subaru Corp.	83,008
2,744		Suzuki Motor Corp.	120,348
135	[1]	TAL Education Group, ADR	5,396
76,400		TCL Corp.	97,455
7,666	[1]	Terminix Global Holdings, Inc.	378,240
231	[1]	Tesla, Inc.	144,426
1,253		The Aaron’s Company, Inc.	45,070
32,137		The Wendy’s Co.	746,221
1,849		Thor Industries, Inc.	227,427
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
385	[1]	TopBuild Corp.	$76,249
5,331		Topsports International Holdings Ltd.	8,249
122		Travel + Leisure Co.	7,948
5,479	[1]	Vipshop Holdings Ltd., ADR	126,729
246	[1]	Vista Outdoor, Inc.	10,723
546	[1]	Wayfair, Inc.	167,371
621	[1]	WW International, Inc.	24,405
17,332		Wyndham Hotels & Resorts, Inc.	1,300,940
46,271		Yadae Group Holdings Ltd.	100,875
3,378		Yum China Holding, Inc.	228,488
16,275		Zhongsheng Group Holdings	135,234
448	[1]	Zumiez, Inc.	19,631
		TOTAL	40,769,146
		Consumer Staples— 3.1%
6,005		Alimentation Couche-Tard, Inc., Class B	219,611
57,451		Ambev SA	196,769
1,105		B&G Foods, Inc., Class A	33,813
43,223		Becle SA de CV	108,112
965	[1]	Bellring Brands, Inc.	27,676
10,130		BIM Birlesik Magazalar AS	76,032
2,331	[1]	BJ’s Wholesale Club Holdings, Inc.	104,405
2,541		Britannia Industries Ltd.	120,247
854		Calavo Growers, Inc.	60,805
122,324		Charoen Pokphand Foods Public Co.,Ltd.	106,596
12,273		China Feihe Ltd.	33,394
31,641		China Mengniu Dairy Co. Ltd.	187,008
19,523		China Resources Enterprises Ltd.	172,867
283		CJ CheilJedang Corp.	119,863
7,536		Clicks Group, Ltd.	141,773
387		Cosmos Pharmaceutical Corp.	54,285
1,022		Edgewell Personal Care Co.	46,378
10		E-Mart Co. Ltd.	1,398
2,599		Empire Co. Ltd., Class A	88,939
7,359		George Weston Ltd.	720,336
9,019		Gruma S.A., Class B	97,132
56,494		Grupo Bimbo S.A.B. de CV, Class A	122,813
936		Hindustan Lever Ltd.	30,060
2,856		Hormel Foods Corp.	138,630
24,993		Imperial Brands PLC	566,727
48,130		ITC Ltd.	141,376
438		J&J Snack Foods Corp.	76,904
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
21,213		JBS S.A.	$122,596
15,672		Kesko	545,124
62,202		Kimberly-Clark de Mexico	112,081
1,015		Kobayashi Pharmaceutical Co. Ltd.	89,961
966		Kobe Bussan Co. Ltd.	24,542
1,793		Korea Tobacco & Ginseng Corp.	134,511
100		Kweichow Moutai Co. Ltd.	35,031
9,466		Lion Corp.	166,924
12,638		Loblaw Cos. Ltd.	777,707
3,476		L’Oreal SA	1,573,694
7,676	[2]	Magnit, GDR	117,212
20,069	[1]	Marico Ltd.	130,559
7,402		Metro, Inc., Class A	358,443
269	[1]	National Beverage Corp.	13,431
561		Nestle India Ltd.	135,828
4,626		Nestle S.A.	571,386
22,666		Perlis Plantations Bhd	102,090
769		Pigeon Corp.	22,228
33,760		PT Gudang Garam Tbk	77,725
45,746		PT Indofood Sukses Makmur	19,920
38,926		Puregold Price Club, Inc.	31,960
24,620	[1]	Raia Drogasil S.A.	129,107
923	[1]	Rite Aid Corp.	16,863
491		Sanfilippo (John B. & Sons), Inc.	45,815
10,350		Seven & I Holdings Co. Ltd.	456,495
1,300		Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	92,389
13,072		Shoprite Holdings Ltd.	144,696
3,838		Sundrug Co. Ltd.	130,053
3,532		Suntory Beverage and Food Ltd.	131,529
13,881		Tata Global Beverages Ltd.	124,991
193,841		Thai Union Frozen Products Public Co. Ltd.	109,718
28,510		The Coca-Cola Co.	1,576,318
417		The Spar Group, Ltd.	5,742
25,166		Tingyi (Cayman Isln) Hldg Co.	47,812
2,893		Toyo Suisan Kaisha Ltd.	117,992
13,505		Tsingtao Brewery Co. Ltd.	143,270
1,396	[1]	United Natural Foods, Inc.	52,992
754		Universal Corp.	42,254
593	[1]	USANA Health Sciences, Inc.	62,704
12,537		Vector Group Ltd.	172,384
7,844		Vinda International Holdings Ltd.	24,699
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
175,802		WH Group Ltd.	$151,341
1,626		Yakult Honsha Co. Ltd.	87,714
		TOTAL	12,823,780
		Energy— 2.0%
1,068		Cactus, Inc.	37,423
1,956	[1]	Championx Corp.	51,834
174,942		China Petroleum & Chemical Corp.	94,886
22,137		Devon Energy Corp.	587,959
11,215		Exxaro Resources Ltd.	123,683
32,283		Exxon Mobil Corp.	1,884,359
4,296	[1]	Frank’s International N.V.	14,435
1,910		GS Holdings Corp.	79,056
40,657		Imperial Oil Ltd.	1,341,491
23,882		Murphy Oil Corp.	518,001
91		Nabors Industries Ltd.	8,519
1,722	[1]	National Energy Services Reunited Corp.	22,093
10,117	[1]	Oceaneering International, Inc.	144,370
3,758		Ovintiv, Inc.	100,076
24,873		Parkland Fuel Corp.	815,133
145,177		PetroChina Co. Ltd.	59,613
10,901		Phillips 66	918,082
11,597	[1]	Propetro Holding Corp.	115,274
67,668		PT United Tractors	103,287
31,732		PTT Exploration and Production Public Co.	119,220
10,372		Reliance Industries Ltd.	299,588
7,341		RPC, Inc.	36,044
2,863		Targa Resources, Inc.	111,256
8,908		Valero Energy Corp.	716,203
3,690		World Fuel Services Corp.	113,394
52,606		Yanzhou Coal Mining Co. Ltd., Class H	66,964
		TOTAL	8,482,243
		Financials— 10.3%
8,642		AB Industrivarden	352,120
7,206		Ageas	467,063
9,862		Allstate Corp.	1,347,248
10,302		Ally Financial, Inc.	563,622
1,431		Amalgamated Financial Corp.	23,282
2,284		Ameris Bancorp	125,483
34,301		Assicurazioni Generali SpA	703,303
1,369		Axis Bank Ltd.	14,035
44,910		B3 SA - Brasil Bolsa Balcao	150,628
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
3	[1]	Bajaj Finance Ltd.	$232
32,205	[1]	Banco Bradesco SA	141,260
2,220		Banco de Credito E Inversiones	104,795
2,070,194		Banco Santander Chile SA	111,239
6,971	[1]	Bancorp, Inc., DE	168,977
70,385		Bank of America Corp.	2,983,620
432,388		Bank of China Ltd.	163,827
199,456		Bank of Communications Ltd.	134,592
112,300		Bank of Communications Ltd.	86,972
451,000		Bank of East Asia Ltd./The	923,999
19,618		Bank of New York Mellon Corp.	1,021,705
67,100		Bank of The Philippine Islands	117,869
5,574		Bank Pekao SA	144,941
375		Bank Zachodni WBK S.A.	27,698
4,366		BankUnited, Inc.	208,651
23,587		BB Seguridade Participacoes SA	105,858
8,027		Brightsphere Investment Group, Inc.	178,761
4,477		Brookfield Asset Management, Inc.	225,286
5,806		Cadence BanCorporation	129,938
9,512		Capital One Financial Corp.	1,529,339
3,165		Cathay Bancorp, Inc.	131,917
92,153		Cathay Financial Holding Co. Ltd.	184,585
16,110		Charles Schwab Corp.	1,189,723
256,176		China Cinda Asset Management Co. Ltd.	54,770
48,408		China CITIC Bank Corp. Ltd.	26,463
605,501		China Construction Bank Corp.	499,517
276,904		China Development Financial Holding Corp.	122,901
233,951		China Everbright Bank Co. Ltd.	99,737
138,843	[3]	China Huarong Asset Management Co. Ltd.	18,158
62,000		China Insurance International Holdings Co. Ltd.	115,557
8,934		China International Capital Corp. Ltd.	26,216
82,838		China Life Insurance Co. Ltd.	175,729
26,045		China Merchants Bank Co. Ltd.	240,376
4,700		China Merchants Bank Co. Ltd.	43,192
38,422		Chinatrust Financial Holding Co. Ltd.	31,810
8,127		Citigroup, Inc.	639,676
6,614		Citizens Financial Group, Inc.	330,039
6,423		ConnectOne Bancorp, Inc.	177,853
15,473		DBS Group Holdings Ltd.	355,391
4,079		Deutsche Boerse AG	666,490
202		Dongbu Insurance Co. Ltd.	9,158
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
1,070		Eagle Bancorp, Inc.	$61,140
9,325		East West Bancorp, Inc.	697,324
5,016	[1]	Enova International, Inc.	189,956
1,760		EQT AB	63,940
27,400		Equitable Holdings, Inc.	869,950
1,069		Evercore, Inc., Class A	155,924
2,140		Fairfax Financial Holdings Ltd.	1,005,121
15,412		FinecoBank Banca Fineco SPA	256,367
3,044		First American Financial Corp.	195,760
7,286		First Financial Holding Co. Ltd.	5,738
6,703		First Foundation, Inc.	168,245
1,047		First Merchants Corp.	48,518
13,984		FirstRand Ltd.	57,236
43,281	[1]	Genworth Financial, Inc., Class A	181,780
19,348		Gjensidige Forsikring ASA	435,791
1,994		Goldman Sachs Group, Inc.	741,808
3,890		Hana Financial Holdings	159,029
56,509		Hang Seng Bank Ltd.	1,201,744
6,203		Hannover Rueckversicherung SE	1,086,277
28,620		Hargreaves Lansdown PLC	672,000
456		Hingham Institution for Savings	132,354
9,119		Hong Kong Exchanges & Clearing Ltd.	559,601
5,389		Housing Development Finance Corp. Ltd.	188,877
61,508		Hua Nan Financial Holdings Co. Ltd.	40,249
13,911		ICICI Bank Ltd.	123,831
4,045		ICICI Lombard General Insurance Co. Ltd.	83,154
177,813		Industrial & Commercial Bank of China	116,745
19,178		Industrivarden AB	749,037
4,003		International Bancshares Corp.	185,739
229,822		Intesa Sanpaolo SpA	673,859
1,734		JPMorgan Chase & Co.	284,792
265		Kinsale Capital Group, Inc.	44,112
317		Korea Investment Holdings Co. Ltd.	29,626
2,175		Krungthai Card PCL	5,100
325,523		Legal & General Group PLC	1,314,689
2,785		Luther Burbank Corp.	33,810
14,100		Malayan Banking BHD	27,968
13,224		Mercury General Corp.	841,046
841		Meta Financial Group, Inc.	44,581
117,000		Metro Bank and Trust Co.	119,648
14,532		Mizrahi Tefahot Bank Ltd.	439,674
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
8,721	[1]	Moneta Money Bank AS	$32,640
15,063		Morgan Stanley	1,369,980
1,049	[1]	Mr. Cooper Group, Inc.	36,285
1,859		National Bank Holdings Corp.	73,616
904		NBT Bancorp, Inc.	35,247
802		Nelnet, Inc., Class A	60,567
12,281		New China Life Insurance Co. Ltd.	46,137
14,463		NN Group NV	735,949
1,247		Old Republic International Corp.	32,746
98	[1]	Oportun Financial Corp.	1,870
9,589		ORIX Corp.	168,238
1,492		OTP Bank RT	81,990
4,385		Oversea-Chinese Banking Corp. Ltd.	41,431
513		Partners Group Holding AG	773,351
1,449		Pennymac Financial Services, Inc.	90,722
376		Pennymac Mortgage Investment Trust	7,370
17,500		Ping An Bank Co. Ltd.	67,353
20,682		Ping An Insurance (Group) Co. of China Ltd.	225,782
1,600		Piper Jaffray Cos., Inc.	203,936
57,000		Postal Savings Bank of China Co. Ltd.	40,880
54,600		Postal Savings Bank of China Co. Ltd.	47,775
14,901		Powszechna Kasa Oszczednosci Bank Polski SA	161,116
4,799		Progressive Corp., OH	475,485
21,348		PT Bank Central Asia	47,334
15,239		PT Bank Rakyat Indonesia Tbk	4,336
166,627		Public Bank Berhad	172,139
2,650		QCR Holdings, Inc.	126,697
55,264		Rand Merchant Investment Holdings Ltd.	130,374
81,834		RHB Capital Berhad	106,280
2,110		Safety Insurance Group, Inc.	179,582
1,594		Samsung Life Insurance Co., Ltd.	119,036
2,752		Samsung Securities Co. Ltd.	114,441
23,008		Schroders PLC	1,159,640
55	[1]	Silvergate Capital Corp.	6,127
13,068		Singapore Exchange Ltd.	102,571
262,023		Sinopac Holdings Co.	126,999
32,839		St. James’s Place Capital PLC	651,804
1,284		Sterling Bancorp	34,206
804		Stewart Information Services Corp.	48,521
2,893		Stifel Financial Corp.	200,427
10,368		Synchrony Financial	491,547
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
177,696		Taiwan Cooperative Financial Holding Co. Ltd.	$133,545
2,873	[1]	Texas Capital Bancshares, Inc.	197,892
1,587		The First of Long Island Corp.	35,708
904		UMB Financial Corp.	87,426
200		United Overseas Bank Ltd.	3,973
56		Virtus Investment Partners, Inc.	15,749
42,028		Wells Fargo & Co.	1,963,548
1,059		Wesbanco, Inc.	41,216
156,409		Yuanta Financial Holding Co. Ltd.	144,021
		TOTAL	42,943,346
		Health Care— 7.7%
3,021		Abbott Laboratories	352,400
9,856	[1,3]	Achillion Pharmaceuticals, Inc.	4,534
2,484	[1]	AdaptHealth Corp.	65,056
513	[1]	Addus Homecare Corp.	49,335
12,397		Alfresa Holdings Corp.	191,928
3,918		Ambu A/S	149,573
1,357	[1]	AMN Healthcare Services, Inc.	120,366
25,791	[1]	Amneal Pharmaceuticals, Inc	145,977
456	[1]	Amphastar Pharmaceuticals, Inc.	8,628
5,638	[1]	Antares Pharma, Inc.	22,383
843		Anthem, Inc.	335,699
5,311	[1]	Apria, Inc.	161,720
7,271	[1]	Avid Bioservices, Inc.	154,727
3,762		Becton Dickinson & Co.	909,990
11,983	[1]	BeyondSpring, Inc.	124,264
5,155	[1]	BioMarin Pharmaceutical, Inc.	398,481
1,366	[1]	Bio-Rad Laboratories, Inc., Class A	822,837
13,436	[1]	Cara Therapeutics, Inc.	182,595
4,428		Cardinal Health, Inc.	248,278
850		Carl Zeiss Meditec AG	157,314
266	[1]	Celltrion, Inc.	65,072
4,235	[1]	Chimerix, Inc.	33,118
30,004		China Medical System Holding Ltd.	74,751
155,827		China Resources Pharmaceutical Group Ltd.	110,757
3,400		Chongqing Zhifei Biological Products Co. Ltd.	100,386
10,233		Cipla Ltd.	131,863
1,166	[1]	Clovis Oncology, Inc.	5,982
1,344	[1]	Corvel Corp.	167,462
16,705	[1]	Cytomx Therapeutics, Inc.	119,608
2,454		Divi’s Laboratories Ltd.	139,685
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
1,940		Dr. Reddy’s Laboratories Ltd.	$139,244
49,459	[1]	Durect Corp.	81,607
2,940		Eisai Co. Ltd.	197,324
9,700		Eli Lilly & Co.	1,937,478
20,436	[1]	Endo International PLC	119,959
795		Ensign Group, Inc.	66,144
14,877	[1]	Exelixis, Inc.	335,476
1,457	[1]	Fulgent Genetics, Inc.	107,920
29,720		Hapvida Participacoes e Investimentos SA	90,956
7,674		Hisamitsu Pharmaceutical Co., Inc.	425,418
3,271		Hoya Corp.	429,970
1,796		Humana, Inc.	786,109
2,613	[1]	IDEAYA Biosciences, Inc.	52,652
4,558	[1]	ImmunityBio, Inc.	79,993
413	[1]	Inari Medical, Inc.	35,910
2,081	[1]	Innovent Biologics, Inc.	23,959
3,823		Ipca Laboratories Ltd.	107,558
3,108		Johnson & Johnson	526,029
18,379		Koninklijke Philips NV	1,037,528
12,873		Kossan Rubber Industries Berhad	12,804
19,215	[1]	Lexicon Pharmaceuticals, Inc.	84,354
780	[1]	LHC Group, Inc.	153,543
3,500		M3, Inc.	235,926
963	[1]	MacroGenics, Inc.	30,999
1,185	[1]	Magellan Health, Inc.	111,615
14,029	[1]	Magenta Therapeutics, Inc.	173,258
4,732		McKesson Corp.	910,389
18,902		Medipal Holdings Corp.	360,628
1,209	[1]	Medpace Holdings, Inc.	201,976
16,810		Medtronic PLC	2,127,978
28,435		Merck & Co., Inc.	2,157,932
817	[1]	Meridian Bioscience, Inc.	16,961
12,554		Microport Scientific Corp.	97,697
1,034	[1]	ModivCare, Inc.	152,236
9,088	[1]	Molecular Templates, Inc., Class THL	81,247
1,246	[1]	Natus Medical, Inc.	33,393
5,362	[1]	Neurocrine Biosciences, Inc.	515,932
3,755	[1]	NextGen Healthcare, Inc.	61,657
10,588		Novo Nordisk A/S	835,448
30,684	[1]	Opko Health, Inc.	117,213
1,132	[1]	OptimizeRX Corp.	55,604
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
1,249	[1]	OraSure Technologies, Inc.	$12,003
7,787	[1]	Organogenesis Holdings, Inc.	138,842
143	[1]	Orthofix Medical, Inc.	5,820
3,300		Otsuka Holdings Co., Ltd.	138,097
3,153		Owens & Minor, Inc.	140,971
359		Patterson Cos., Inc.	11,682
4,120	[1]	Precision Biosciences, Inc.	43,384
6,885	[1,3]	Progenics Pharmaceuticals, Inc.	0
1,070	[1]	Progyny, Inc.	68,523
1,155	[1]	R1 RCM, Inc.	26,738
1,564	[1]	Regeneron Pharmaceuticals, Inc.	785,800
31,868	[1]	Rigel Pharmaceuticals, Inc.	118,549
6,080		Roche Holding AG	2,130,425
1,522		Roche Holding AG	575,060
125	[1]	Samsung Biologics Co. Ltd.	92,617
9,651		Sanofi	1,034,503
1,744		Seegene, Inc.	106,759
22,444		Shandong Weigao Group Medical Polymer Co., Ltd.	46,636
626		Shanghai Fosun Pharmaceutical Co. Ltd.	5,160
47,871		Shanghai Pharmaceuticals Holding Co. Ltd.	104,606
6,912		Shionogi and Co.	352,960
4,874		Siemens Healthineers AG	274,907
15,053	[1]	Siga Technologies, Inc.	106,124
38,939		Sinopharm Group Co. Ltd.	129,862
5,339	[1]	Solid Biosciences, Inc.	20,288
30,149	[1]	Spectrum Pharmaceuticals, Inc.	104,014
72,100		Sri Trang Gloves	102,649
265		Stedim	114,926
40,753		Supermax Corporation Berhad	41,826
2,089	[1]	Sutro Biopharma, Inc.	38,876
3,164	[1]	Travere Thrapeutics, Inc.	47,998
1,075	[1]	Triple-S Management Corp., Class B	27,197
6,196		UnitedHealth Group, Inc.	2,552,256
9,089	[1]	Vanda Pharmaceuticals, Inc.	160,784
6,017	[1]	Vertex Pharmaceuticals, Inc.	1,255,327
188,000		Winteam Pharmaceutical Group Ltd.	120,759
1,863		WuXi AppTec Co. Ltd.	38,522
18,023	[1]	WuXi PharmaTech, Inc.	266,808
1,283	[1]	Zynex, Inc.	19,527
		TOTAL	32,026,578
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— 8.1%
4,742		3M Co.	$962,816
100		A.P. Moller-Maersk A/S, Class B	276,097
871		Acco Brands Corp.	7,935
8,871		ACS Actividades de Construccion y Servicios, SA	273,467
18,524		Amada Co. Ltd.	200,615
137	[1]	American Woodmark Corp.	11,908
335		Apogee Enterprises, Inc.	12,733
1,474		Applied Industrial Technologies, Inc.	144,393
1,652		ArcBest Corp.	128,592
14,004		Ashtead Group PLC	1,023,105
265	[1]	Atkore, Inc.	20,458
1,929	[1]	Atlas Air Worldwide Holdings, Inc.	144,540
75,354		AviChina Industry & Technology Co. Ltd.	50,443
302		AZZ, Inc.	16,154
2,620		Boise Cascade Co.	172,894
231,213		BTS Group Holdings PCL	66,562
1,689		Bunzl PLC	54,770
6,987		Caterpillar, Inc.	1,684,426
2,632		Central Japan Railway Co.	395,132
17,115		China COSCO Holdings Co. Ltd., Class H	35,670
91,768		China Railway Group Ltd.	48,441
698	[1]	Cimpress PLC	69,318
123,820		Citic Pacific Ltd.	145,422
8,345	[1]	Clean Harbors, Inc.	776,920
1,144		Comfort Systems USA, Inc.	94,838
3,933		CoreLogic, Inc.	312,674
38,500	[1]	COSCO SHIPPING Holdings Co. Ltd.	131,061
2,904		Deluxe Corp.	132,306
426		Dover Corp.	64,113
386		DSV Panalpina A/S	94,194
1,774	[1]	Dycom Industries, Inc.	132,908
8,200		Eaton Corp. PLC	1,191,050
276		Elbit Systems Ltd.	36,561
1,179		Emcor Group, Inc.	148,684
15,152		Expeditors International Washington, Inc.	1,904,455
24,866		Experian PLC	952,916
6,807		Ferguson PLC	924,937
9,505		Genivar Income Fund	1,078,080
595	[1]	GMS, Inc.	27,245
2,059		GS Engineering & Construction Corp.	81,925
3,778		Han Wha	107,502
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
2,903		HEICO Corp., Class A	$384,531
600	[1]	Herc Holdings, Inc.	69,012
3,577		Hillenbrand, Inc.	163,111
1,233	[1]	IES Holdings, Inc.	65,423
8,172		Illinois Tool Works, Inc.	1,893,943
1,279		Insperity, Inc.	117,911
1,931		Jacobs Engineering Group, Inc.	274,357
4,984		Johnson Controls International PLC	331,635
71,382		Kajima Corp.	990,752
1,262		KForce Com, Inc.	79,140
3,845		Knight-Swift Transportation Holdings, Inc.	183,522
18,524		Koc Holding A.S.	40,227
310		Kone Corp. OYJ, Class B	25,223
1,018		Korn Ferry	66,587
2,021		Kuehne & Nagel International AG	682,804
1,366		LG Corp.	130,808
7,238		Localiza Rent A Car SA	86,022
663	[1]	LX Holdings Co. Ltd.	7,278
4,632	[1]	Lyft, Inc.	264,441
8,294		Makita Corp.	395,461
6,923		Masco Corp.	417,526
1,364	[1]	Masonite International Corp.	163,066
1,183	[1]	Mastec, Inc.	137,618
473		Matthews International Corp., Class A	18,480
374		Miller Industries, Inc.	15,652
14,370	[1]	MRC Global Inc.	154,334
2,242		Mueller Industries, Inc.	104,096
1,511	[1]	MYR Group, Inc.	131,517
73,208		NIBE Industrier AB	769,808
10,526	[1]	Now, Inc.	110,207
43,948		Obayashi Corp.	374,397
1,540		Old Dominion Freight Lines, Inc.	408,793
3,913		Pitney Bowes, Inc.	32,791
1,066		Primoris Services Corp.	33,888
4,146		Quanex Building Products Corp.	110,408
4,183		Regal Beloit Corp.	594,948
430		Rockwool International A/S	213,741
1,190		Rush Enterprises, Inc.	56,882
9,242		Schneider Electric SA	1,470,207
36,491		Schneider National, Inc.	893,665
13,635		Secom Co. Ltd.	1,079,883
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
27,413		Shimizu Corp.	$223,358
5,900		Sime Darby BHD	3,254
26,073		Sinotruk Hong Kong Ltd.	62,584
11,390		SKF Ab, Class B	308,611
287		SMC Corp.	172,533
7,051		Sohgo Security Services Co. Ltd.	330,482
941		Systemax, Inc.	32,295
11,651		Taisei Corp.	411,596
2,097		Terex Corp.	109,820
1,348		Tetra Tech, Inc.	161,046
30,613		Toppan Printing Co. Ltd.	535,834
1,619		Toshiba Corp.	68,495
7,774		Trane Technologies PLC	1,449,074
1,162	[1]	TriNet Group, Inc.	87,545
8,663	[1]	Uber Technologies, Inc.	440,340
900		UFP Industries, Inc.	71,568
716	[1]	United Rentals, Inc.	239,115
1,533		Universal Truckload Services, Inc.	38,325
1,325		Vestas Wind Systems A/S	51,920
9,274		Wabash National Corp.	147,920
21,871		Wartsila OYJ, Class B	295,745
17,243		Weg SA	113,813
35,100		Weichai Power Co. Ltd.	100,353
50,094		Weichai Power Co. Ltd., Class H	115,977
713		Werner Enterprises, Inc.	34,217
4,343		Wolters Kluwer NV	416,832
38,540		Xinyi Solar Holdings Ltd.	68,345
39,467		Zhejiang Expressway Co. Ltd.	34,867
23,872		Zoomlion Heavy Industry Science and Technology Co., Ltd.	29,648
		TOTAL	33,837,867
		Information Technology— 13.2%
6,766	[1]	A10 Networks, Inc.	65,833
95,658		Acer Sertek, Inc.	109,306
2,585	[1]	ACI Worldwide, Inc.	98,902
3,142	[1]	Adobe, Inc.	1,585,390
1,748		Advanced Energy Industries, Inc.	178,314
2,226		Advantest Corp.	195,548
6,297		Amkor Technology, Inc.	132,867
51,060		Apple, Inc.	6,362,587
15,112		Applied Materials, Inc.	2,087,421
370		ASML Holding N.V.	249,019
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
10,783		Asustek Computer, Inc.	$152,071
4,566	[1]	Avalara, Inc.	603,488
1,022	[1]	BigCommerce Holdings, Inc.	55,587
2,287	[1]	Blackbaud, Inc.	161,668
98,500		BOE Technology Group Co. Ltd.	97,483
1,890	[1]	Box, Inc.	44,056
20,451		Brother Industries Ltd.	436,490
2,938		BYD Electronic International Co. Ltd.	18,660
5,017	[1]	Cadence Design Systems, Inc.	637,109
1,342	[1]	Cambium Networks Corp.	77,447
6,627		Capgemini SE	1,239,771
2,702	[1]	Casa Systems, Inc.	23,453
1,009		Cass Information Systems, Inc.	46,041
1,728	[1]	CGI, Inc., Class A	154,455
30,706		Chicony Electronics Co. Ltd.	85,547
208,059	[1]	China Youzan Ltd.	42,816
22,267		Cisco Systems, Inc.	1,177,924
730	[1]	CloudFlare, Inc.	59,904
2,715	[1]	Cognyte Software Ltd.	69,884
2,767	[1]	Commvault Systems, Inc.	210,762
133,537		Compal Electronics, Inc.	112,082
20,000		Corning, Inc.	872,600
777	[1]	Crowdstrike Holdings, Inc.	172,611
1,700		CSG Systems International, Inc.	74,868
1,503	[1]	Daqo New Energy Corp., ADR	111,793
9,122	[1]	Datto Holding Corp.	245,747
212		Delta Electronics, Inc.	2,225
1,608	[1]	Diodes, Inc.	121,677
481		Disco Corp.	146,638
984		Dolby Laboratories, Class A	95,979
9,500	[1]	Duck Creek Technologies LLC	373,445
3,586	[1]	Dynatrace Holdings LLC	185,540
1,424	[1]	Elastic N.V.	168,331
1,131	[1]	EPAM Systems, Inc.	540,166
752	[1]	ePlus, Inc.	71,117
1,229	[1]	Fabrinet	110,229
520	[1]	Fastly, Inc.	24,539
1,134	[1]	Fortinet, Inc.	247,824
3,194		Fujitsu Ltd.	521,728
3,333	[1]	Gartner, Inc., Class A	772,723
2,200		GoerTek, Inc.	13,326
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
23,919		Hewlett Packard Enterprise Co.	$381,747
18,249		Hexagon AB	261,018
7,872		Hitachi Ltd.	414,947
41,367		Hon Hai Precision Industry Co. Ltd.	165,346
877	[1]	Ichor Holdings Ltd.	49,340
22,171		Infosys Ltd.	430,512
133,000		Innolux Display Corp.	106,678
977	[1]	Insight Enterprises, Inc.	102,077
207		InterDigital, Inc.	16,721
6,474		IT Holdings Corp.	166,657
7,287	[1]	Jamf Holding Corp.	252,713
4,513	[1]	JFrog Ltd.	188,418
1,464	[1]	Kimball Electronics, Inc.	32,764
20,049		Kingboard Chemical Holdings Ltd.	110,783
45,549		Kingboard Laminates Holdings Ltd.	98,420
5,283		KLA Corp.	1,674,130
2,172		Lam Research Corp.	1,411,474
1,846		Larsen & Toubro Ltd.	100,302
109,224		Lenovo Group Ltd.	131,427
5,685	[1]	LG Display Co. Ltd.	118,874
595		LG Innotek Co., Ltd.	107,428
54,145		Lite-On Technology Corp.	128,142
9,744		Logitech International SA	1,197,348
921		Maximus, Inc.	85,349
5,197		MediaTek, Inc.	179,702
2,131		Methode Electronics, Inc., Class A	103,098
19,448		Microsoft Corp.	4,855,777
1,916		MKS Instruments, Inc.	360,649
4,818	[1]	nCino, Inc.	294,476
800		Obic Co. Ltd.	150,331
51	[1]	ON24, Inc.	1,641
6,940		Otsuka Corp.	375,838
3,170	[1]	Paylocity Corp.	538,361
9,413	[1]	PayPal Holdings, Inc.	2,447,568
22	[1]	PC Connections, Inc.	1,073
11,209		Pegatron Corp.	29,572
5,000		Phison Electronics Corp.	83,911
2	[1]	Photronics, Inc.	27
278	[1]	Plexus Corp.	27,469
3,508	[1]	PTC, Inc.	470,563
1,509		QAD, Inc.	107,833
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
2,405		Qualcomm, Inc.	$323,569
43,317		Quanta Computer, Inc.	136,992
904	[1]	Rapid7, Inc.	75,620
7,931		Realtek Semiconductor Corp.	141,821
63,186		Ricoh Co. Ltd.	755,663
2,744		Rohm Co. Ltd.	258,146
1,316	[1]	Salesforce.com, Inc.	313,340
843		Samsung Electro-Mechanics Co.	126,962
24,930		Samsung Electronics Co. Ltd.	1,789,347
128		Samsung SDI Co. Ltd.	73,447
202	[1]	Sanmina Corp.	8,506
1,786	[1]	Semtech Corp.	112,518
3,313		Shimadzu Corp.	117,598
2,722		SK Hynix, Inc.	305,149
8,996		Skyworks Solutions, Inc.	1,529,320
1,055	[1]	SPS Commerce, Inc.	99,022
17,468		STMicroelectronics N.V.	651,791
3,147		Sumisho Computer Systems Corp.	187,716
56,655		Synnex Technology International Corp.	119,842
6,535	[1]	Synopsys, Inc.	1,662,112
126,122		Taiwan Semiconductor Manufacturing Co. Ltd	2,679,132
7,036		Tata Consultancy Services Ltd.	305,377
8,179	[1]	TeamViewer AG	320,301
10,708		Tech Mahindra Ltd.	151,583
3,497	[1]	Tenable Holdings, Inc.	146,175
21,613	[1]	Teradata Corp.	1,034,614
24,400		Tianjin Zhonghuan Semiconductor Co. Ltd	103,607
300		Tokyo Electron Ltd.	131,339
1,347		Trend Micro, Inc.	68,533
1,194		TTEC Holdings, Inc.	129,442
463	[1]	Tucows, Inc.	36,160
999	[1]	Twilio, Inc.	335,664
838	[1]	Tyler Technologies, Inc.	337,848
1,188	[1]	Ultra Clean Holdings, Inc.	66,920
30,000		Unimicron Technology Corp.	112,886
106,568		United Microelectronics Corp.	200,854
1,284	[1]	Unity Software, Inc.	121,287
215	[1]	Veritone, Inc.	4,122
5,827		Vishay Intertechnology, Inc.	140,256
98,427		Wistron Corp.	108,371
662	[1]	Workiva, Inc.	62,824
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
14,527		Yokogawa Electric Corp.	$235,906
713	[1]	Zoom Video Communications, Inc.	236,381
		TOTAL	55,063,558
		Materials— 5.3%
4,255		ACC Ltd.	116,161
6,158		African Rainbow Minerals Ltd.	116,957
2,953		Akzo Nobel NV	376,834
78,565		Alrosa AO	122,665
36,000	[1]	Aluminum Corp. of China Ltd.	21,192
11,645		Amcor PLC	137,411
67,186		Asia Cement Corp.	122,020
44,106		BHP Billiton Ltd.	1,632,879
23,701		BHP Group PLC	713,098
27,491		BHP Steel Ltd.	451,445
15,088		Boliden AB	605,196
15,088	[1]	Boliden AB	10,865
5,151		Cherepovets MK Severstal	123,567
21,877		China Hongqiao Group Ltd.	35,207
64,189		China Molybdenum Co. Ltd.	42,901
40,859		China National Building Material Co. Ltd.	54,047
2,446	[1]	Clearwater Paper Corp.	69,784
13,910		Companhia Siderurgica Nacional SA	119,144
12,916		Companhia Vale Do Rio Doce	276,550
2,339		Eastman Chemical Co.	293,311
5,107	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
2,689	[1]	Forterra, Inc.	62,869
63,942		Fortescue Metals Group Ltd.	1,086,501
1,466		Greif, Inc.	87,638
27,137		Gujarat Ambuja Cements Ltd.	121,854
1,547		Hawkins, Inc.	52,629
13,979		Holcim Ltd.	835,906
7,544		Impala Platinum Holdings Ltd.	130,370
8,483		International Paper Co.	535,277
18,934		James Hardie Industries PLC, GDR	616,654
35,891		Jiangxi Copper Co. Ltd.	83,756
105		KGHM Polska Miedz SA	5,782
217	[1]	Koppers Holdings, Inc.	7,523
496		Korea Kumho Petrochemical Co. Ltd.	103,562
896		Kumba Iron Ore Ltd.	39,964
267		L.G. Chemical Ltd.	199,088
3,443		Louisiana-Pacific Corp.	231,404
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Materials— continued
2,073		Mitsubishi Gas Chemical Co., Inc.	$48,685
10,436		Newcrest Mining Ltd.	227,015
4,850		Nitto Denko Corp.	382,484
509		Norilsk Nickel	189,237
590	[1]	Northam Platinum Ltd.	9,476
33,433		Novolipetski Metallurgicheski Komb OAO	120,296
1,804		Novozymes A/S, Class B	131,785
32,992		Nuevo Grupo Mexico SA, Class B	158,351
2,134		Nutrien Ltd.	132,716
30,796		Orbia Advance Corp. SAB de CV	86,908
11,847		Pactiv Evergreen, Inc.	175,810
15,800		Petronas Chemicals BHD	31,102
6,059	[2]	Phosagro OAO, GDR	123,967
585		Polyus PJSC	126,829
422		POSCO	134,871
1,650		PPG Industries, Inc.	296,538
609,200		PT Aneka Tambang Tbk	104,696
168,407		PT Indah Kiat Pulp & Paper Corp.	98,635
2,450		PT Semen Gresik	1,654
4,315	[1]	Queen’s Road Capital Investment Ltd.	2,536
11,390		Rio Tinto Ltd.	1,081,141
16,708		Rio Tinto PLC	1,435,662
9,726		RPM International, Inc.	909,673
6,127	[1]	Ryerson Holding Corp.	101,463
2,050		Scotts Miracle-Gro Co.	445,609
6,711		Sealed Air Corp.	381,587
6,468		Sherwin-Williams Co.	1,833,872
239		Shree Cement	90,977
36,869		Sibanye Stillwater	168,557
3,336		Sika AG	1,072,557
258,995		South32 Ltd.	599,598
528		Stepan Co.	71,100
4,122		Symrise AG	548,991
30,569		Tosoh Corp.	544,299
1,497		Trinseo SA	97,215
2,575		Va Stahl Ag	115,722
37,766	[1]	Vedanta Ltd.	139,714
1,009		Worthington Industries, Inc.	66,967
95,054		Zijin Mining Group Co. Ltd.	146,781
		TOTAL	22,077,087
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Real Estate— 1.6%
20,745		Agile Group Holdings Ltd.	$29,281
4,021		American Tower Corp.	1,027,205
7,788		Apartment Income REIT Corp.	362,765
882		Broadstone Net Lease, Inc.	19,263
4,537		CareTrust REIT, Inc.	105,621
14,550		CatchMark Timber Trust, Inc.	173,873
36,806		CIFI Holdings Group Co. Ltd.	32,079
7,421	[1]	Colony Capital, Inc.	50,982
13,394	[1]	Corepoint Lodging, Inc.	140,503
58,526		Country Garden Holdings Co.	74,508
6,441		Crown Castle International Corp.	1,220,569
2,667		Daito Trust Construction Co. Ltd.	290,788
1,922		Equity Lifestyle Properties, Inc.	136,193
35,739		Evergrande Real Estate Group Limited	55,634
2,928	[1]	eXp World Holdings, Inc.	94,457
96,933		Franshion Properties of China Ltd.	37,476
4,705		Goodman Group	70,196
39,911		Greentown China Holdings Ltd.	45,603
83,918		Guangzhou R&F Properties Co. Ltd.	113,243
27,765		Hopson Development Holdings Ltd.	134,595
2,920		Kite Realty Group Trust	61,904
32,057		KWG Property Holding Ltd.	48,768
6,025		Logan Group Co. Ltd.	9,653
212,253		Mapletree Commercial Trust	332,119
64,774		Mapletree Logistics Trust	96,884
3,113		Mid-American Apartment Communities, Inc.	500,259
16,836		New Senior Investment Group, Inc.	111,623
3,016		Newmark Group, Inc.	38,906
6,745		ProLogis, Inc.	794,831
435		Public Storage	122,879
2,265	[1]	Redfin Corp.	133,703
16,166		Retail Properties of America, Inc.	194,800
41,865		Seazen Group Ltd.	47,438
10,444		Tanger Factory Outlet Centers, Inc.	183,083
5,530		Uniti Group, Inc.	60,056
		TOTAL	6,951,740
		Utilities— 1.7%
678		American States Water Co.	53,813
1,508		Brookfield Infrastructure Corp.	107,943
387,396		CGN Power Co. Ltd.	85,790
84,400		China Longyuan Power Group Corp.	121,147
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS— continued
	Utilities— continued
154,322	China Power International Development Ltd.	$38,756
2,541	Clearway Energy, Inc.	63,855
71,232	Colbun SA	9,856
17,298	CPFL Energia SA	96,286
27,975	Endesa SA	806,696
1,692	ENN Energy Holdings Ltd.	31,071
21,094	Equatorial Energia SA	102,886
59,825	Gail India Ltd.	126,245
56,565	Iberdrola SA	779,677
11,381	Indraprastha Gas Ltd.	80,671
537	Korea Electric Power Corp.	12,250
34,872	Kunlun Energy Co. Ltd.	39,532
4,370	Manila Electric Co.	25,942
13,976	NextEra Energy, Inc.	1,023,323
1,998	Northwestern Corp.	126,573
701,676	OJSC Inter Rao Ues	48,368
62	Orsted A/S	9,495
2,135	Otter Tail Corp.	102,416
18,141	Petronas Gas	71,097
2,720	Portland General Electric Co.	130,397
25,200	Power Grid Corp of India Ltd.	78,569
9,378	Red Electrica Corporacion SA	187,768
27,976	RWE AG	1,064,084
56,613	Terna SpA	432,609
30,081	Uniper SE	1,104,267
52	Unitil Corp.	2,852
3,046	Vistra Corp.	49,254
	TOTAL	7,013,488
	TOTAL COMMON STOCKS (IDENTIFIED COST $211,798,268)	282,653,458
	FOREIGN GOVERNMENTS/AGENCIES— 6.5%
	Sovereign— 6.5%
AUD 1,000,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	853,223
EUR 390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	504,320
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	874,750
CAD 800,000	Canada, Government of, Bond, 3.250%, 6/1/2021	662,224
480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	530,811
EUR 6,000	France, Government of, 0.500%, 5/25/2025	7,613
150,000	France, Government of, Bond, 4.500%, 4/25/2041	315,399
850,000	France, Government of, O.A.T., 5.500%, 4/25/2029	1,499,493
650,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	882,531
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES— continued
	Sovereign— continued
EUR 300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	$440,553
600,000	Germany, Government of, 0.250%, 2/15/2027	764,362
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	598,521
100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	228,397
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	847,403
1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,583,353
1,250,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,632,179
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	91,901
JPY 142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,522,639
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,928,440
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	459,553
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,768,850
MXN 24,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	1,204,591
30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	39,638
EUR 450,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	707,518
150,000	Spain, Government of, 4.200%, 1/31/2037	270,904
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	800,243
590,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	822,694
480,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	648,816
GBP 200,000	United Kingdom, Government of, 2.750%, 9/7/2024	307,662
430,000	United Kingdom, Government of, 3.250%, 1/22/2044	845,598
350,000	United Kingdom, Government of, 4.250%, 12/7/2027	615,892
270,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	547,408
650,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	991,170
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	888,775
230,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	440,000
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $24,402,567)	27,127,424
	CORPORATE BONDS— 4.9%
	Basic Industry - Metals & Mining— 0.0%
$ 100,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	106,270
	Capital Goods - Aerospace & Defense— 0.3%
350,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	393,390
145,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	159,336
300,000	Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	287,496
215,000	Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	234,327
180,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	200,059
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS— continued
		Capital Goods - Aerospace & Defense— continued
$ 90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.890% (3-month USLIBOR +1.735%), 2/15/2042	$74,700
		TOTAL	1,349,308
		Capital Goods - Building Materials— 0.0%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	133,811
		Capital Goods - Construction Machinery— 0.1%
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	209,384
		Capital Goods - Diversified Manufacturing— 0.0%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	40,745
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	75,302
		TOTAL	116,047
		Communications - Cable & Satellite— 0.0%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	34,982
		Communications - Media & Entertainment— 0.1%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	22,863
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	93,113
400,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	454,165
		TOTAL	570,141
		Communications - Telecom Wireless— 0.0%
80,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	76,941
		Communications - Telecom Wirelines— 0.1%
364,000		AT&T, Inc., Sr. Unsecd. Note, 144A, 3.550%, 9/15/2055	344,676
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	218,350
		TOTAL	563,026
		Consumer Cyclical - Automotive— 0.0%
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	76,875
		Consumer Cyclical - Retailers— 0.3%
600,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	661,588
225,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	265,026
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	323,949
74,434		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	82,138
		TOTAL	1,332,701
		Consumer Cyclical - Services— 0.1%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	208,655
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	142,631
		TOTAL	351,286
		Consumer Non-Cyclical - Food/Beverage— 0.2%
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	229,029
157,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	173,064
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— continued
$ 120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	$135,746
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	86,889
	TOTAL	624,728
	Consumer Non-Cyclical - Health Care— 0.2%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	217,557
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	190,358
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	427,853
75,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	83,637
	TOTAL	919,405
	Consumer Non-Cyclical - Pharmaceuticals— 0.1%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	99,551
190,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	188,214
	TOTAL	287,765
	Consumer Non-Cyclical - Tobacco— 0.4%
EUR 870,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	1,250,756
$ 200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	233,116
	TOTAL	1,483,872
	Energy - Independent— 0.1%
400,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	384,635
	Energy - Integrated— 0.3%
340,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	367,277
100,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	102,037
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	44,684
EUR 600,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	733,499
	TOTAL	1,247,497
	Energy - Midstream— 0.1%
$ 325,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	353,193
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	89,697
	TOTAL	442,890
	Energy - Refining— 0.1%
250,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	286,247
	Financial Institution - Banking— 0.5%
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	125,253
300,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	331,099
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	277,832
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	275,247
5,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,179
100,000	JPMorgan Chase & Co., Series S, 6.750%, 8/1/2069	109,988
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	$52,877
400,000		Morgan Stanley, 4.300%, 1/27/2045	474,245
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	66,040
21,306	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	8,948
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	283,057
		TOTAL	2,009,765
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	155,509
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	77,577
		TOTAL	233,086
		Financial Institution - Insurance - Life— 0.0%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	37,915
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,891
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	108,044
		TOTAL	162,850
		Financial Institution - Insurance - P&C— 0.1%
30,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	50,577
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	80,916
275,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.950%, 4/22/2044	320,597
		TOTAL	452,090
		Financial Institution - REIT - Apartment— 0.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	324,978
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	150,300
		TOTAL	475,278
		Financial Institution - REIT - Other— 0.1%
90,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	98,506
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	175,744
		TOTAL	274,250
		Financial Institution - REIT - Retail— 0.1%
400,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	405,351
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	31,120
		TOTAL	436,471
		Financial Institution - REITs— 0.0%
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	72,774
		Food Products— 0.0%
INR 73,689		Britannia Industries Ltd., Unsecd. Note, 0.000%, 6/1/2024	1,017
		Foreign-Local-Government— 0.0%
$ 50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	63,504
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Municipal Services— 0.1%
$ 131,712	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	$170,001
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	117,575
	TOTAL	287,576
	Sovereign— 0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	302,486
	Technology— 0.3%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	43,794
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	381,665
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	307,576
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	334,691
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	391,638
	TOTAL	1,459,364
	Transportation - Airlines— 0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	160,670
	Transportation - Services— 0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	68,077
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	178,242
	TOTAL	246,319
	Utility - Electric— 0.7%
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	172,852
135,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	149,413
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	317,951
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	217,734
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	421,304
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	327,559
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	172,097
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	153,080
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	218,955
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	428,030
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	143,446
	TOTAL	2,722,421
	Utility - Natural Gas— 0.1%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	575,160
	TOTAL CORPORATE BONDS (IDENTIFIED COST $18,836,511)	20,532,892
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES— 1.0%
		Treasury Inflation-Indexed Note— 0.9%
$ 144,099		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	$158,508
2,136,309		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2031	2,346,089
635,719		U.S. Treasury Inflation-Protected Notes, 0.125%, 2/15/2051	666,630
607,724		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	658,990
		TOTAL	3,830,217
		U.S. Treasury Bond— 0.0%
175,000		United States Treasury Bond, 1.875%, 2/15/2051	159,830
3,000		United States Treasury Bond, 3.000%, 11/15/2045	3,432
		TOTAL	163,262
		U.S. Treasury Note— 0.1%
100,000		United States Treasury Note, 0.750%, 4/30/2026	99,898
100,000		United States Treasury Note, 1.125%, 2/15/2031	95,935
115,000		United States Treasury Note, 1.625%, 5/15/2031	115,448
		TOTAL	311,281
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,334,284)	4,304,760
		ASSET-BACKED SECURITIES— 0.8%
		Auto Receivables— 0.3%
475,000		Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	483,100
500,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	514,081
153,593		World Omni Auto Receivables Trust 2018-B, Class A3, 2.870%, 7/17/2023	155,214
285,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	284,199
		TOTAL	1,436,594
		Credit Card— 0.2%
700,000	[4]	Trillium Credit Card Trust II 2020-1A, Class A, 0.461% (1-month USLIBOR +0.370%), 12/26/2024	701,937
		Equipment Lease— 0.2%
300,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	303,630
500,000		HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	505,529
		TOTAL	809,159
		Other— 0.1%
300,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	303,405
		Student Loans— 0.0%
154,791		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	155,553
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,323,531)	3,406,648
		GOVERNMENT AGENCIES— 0.2%
		Federal Home Loan Bank System— 0.0%
200,000		Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	199,639
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	GOVERNMENT AGENCIES— continued
	Federal National Mortgage Association— 0.2%
$ 635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	$637,020
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,891)	836,659
	COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.2%
	Agency Commercial Mortgage-Backed Securities— 0.2%
113,911	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	117,756
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	538,481
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $631,162)	656,237
	COLLATERALIZED MORTGAGE OBLIGATIONS— 0.2%
	Commercial Mortgage— 0.2%
255,000	Bank, Class A4, 3.488%, 11/15/2050	282,793
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	326,385
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $571,639)	609,178
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation REMIC— 0.0%
963	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,093
707	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	821
917	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,048
428	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	490
680	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	797
1,482	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,729
	TOTAL	5,978
	Federal National Mortgage Association— 0.0%
875	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	983
3,487	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	3,915
2,510	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	2,937
1,923	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	2,147
233	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	255
157	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	179
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 1,450	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	$1,641
3,694	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	4,296
1,541	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	1,790
999	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	1,154
2,662	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	3,013
	TOTAL	22,310
	Government National Mortgage Association— 0.0%
3,685	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,208
2,221	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,571
5,583	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	6,453
7,235	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	8,397
81	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	85
1,187	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,347
705	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	785
233	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	264
89	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	100
1,577	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,785
1,498	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,694
80	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	84
1,196	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	1,318
1,182	Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	1,302
	TOTAL	30,393
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $51,659)	58,681
	PURCHASED CALL OPTION— 0.0%
1,800,000	JPM EUR CALL/USD PUT, Notional Amount $1,800,000, Exercise Price, $1.23, Expiration Date 6/14/2021 (IDENTIFIED COST $4,728)	2,748
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		PURCHASED PUT OPTION— 0.0%
1,800,000		JPM USD PUT/CAD CALL, Notional Amount $1,800,000, Exercise Price, $1.20, Expiration Date 6/14/2021 (IDENTIFIED COST $4,590)	$3,188
		EXCHANGE-TRADED FUND— 0.3%
29,898		iShares MSCI Saudi Arabia ETF (IDENTIFIED COST $1,128,072)	1,152,269
		INVESTMENT COMPANIES— 16.7%
354,458		Bank Loan Core Fund	3,427,609
4,026,157		Emerging Markets Core Fund	41,388,889
9,183,552		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5]	9,186,307
483,940	[6]	High Yield Bond Core Fund	3,073,019
954,215		Mortgage Core Fund	9,456,273
367,258		Project and Trade Finance Core Fund	3,253,907
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $65,831,551)	69,786,004
		TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $331,753,453)[7]	411,130,146
		OTHER ASSETS AND LIABILITIES - NET—1.6%[8]	6,749,453
		TOTAL NET ASSETS—100%	$417,879,599
Semi-Annual Shareholder Report

At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	35	$7,725,703	September 2021	$3,513
1S&P 500 E-Mini Long Futures	57	$11,976,840	June 2021	$677,147
[1]Amsterdam Index Long Futures	44	$7,605,923	June 2021	$16,725
[1]Canada 10-Year Bond Long Futures	139	$16,587,260	September 2021	$10,035
[1]Euro BTP Long Futures	42	$7,545,272	June 2021	$31,046
1FTSE Taiwan Index Long Futures	20	$1,198,400	June 2021	$10,551
1FTSE/MIB Index Long Futures	24	$3,683,519	June 2021	$130,466
[1]Long GILT Long Futures	124	$22,392,773	September 2021	$90,479
1TOPIX Index Long Futures	10	$1,755,816	June 2021	$40,437
[1]United States Treasury Long Bond Long Futures	4	$626,125	September 2021	$3,427
Short Futures:
[1]United States Treasury Notes 5-Year Short Futures	19	$2,353,180	September 2021	$(3,232)
[1]United States Treasury Notes 10-Year Short Futures	21	$2,770,688	September 2021	$(7,265)
[1]Australia 10-Year Bond Short Futures	160	$17,261,917	June 2021	$(31,120)
1CAC 40 10-Year Euro Short Futures	11	$863,322	June 2021	$(20,477)
1DAX Index Short Futures	1	$469,915	June 2021	$(4,107)
[1]Euro Bund Short Futures	8	$1,657,866	June 2021	$278
1FTSE 100 Index Short Futures	25	$2,491,851	June 2021	$(19,787)
1FTSE JSE Top 40 Short Futures	33	$1,481,465	June 2021	$(18,797)
[1]Hang Seng Index Short Futures	6	$1,119,380	June 2021	$4,536
1IBEX 35 Index Short Futures	30	$3,341,683	June 2021	$(39,136)
[1]Japan 10-Year Bond Short Futures	8	$11,031,820	June 2021	$(6,251)
1MSCI Singapore IX ETS Short Futures	23	$625,304	June 2021	$(6,895)
1S&P/TSX 60 IX Short Futures	44	$8,585,472	June 2021	$(136,788)
1SPI 200 Short Futures	29	$4,005,096	June 2021	$(68,199)
[1]United States Treasury Notes 10-Year Ultra Short Futures	16	$2,319,250	September 2021	$(3,262)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$653,324
Semi-Annual Shareholder Report

At May 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/1/2021	Barclays Bank PLC Wholesale	1,683,000	AUD	1,307,841	$(5,368)
6/1/2021	HSBC Bank USA	3,639,000	CHF	4,036,626	$11,881
6/1/2021	Morgan Stanley	3,105,000	EUR	3,775,413	$21,536
6/1/2021	JPMorgan Chase	2,855,000	GBP	4,036,446	$19,655
6/1/2021	HSBC Bank USA	79,060,000	JPY	726,718	$(4,643)
6/1/2021	Bank of America N.A.	26,425,000	SEK	3,174,104	$13,606
6/7/2021	State Street Bank & Trust Co.	3,787,000	CHF	4,223,549	$(9,852)
6/7/2021	Credit Agricole CIB	3,517,000	EUR	4,296,907	$4,257
6/7/2021	HSBC Bank USA	3,227,000	GBP	4,568,361	$16,241
6/7/2021	Citibank N.A.	22,236,000	MXN	1,116,855	$(1,502)
6/7/2021	Morgan Stanley	17,476,000	SEK	2,100,855	$7,398
6/11/2021	Citibank N.A.	36,142	AUD	27,215	$757
6/11/2021	State Street Bank & Trust Co.	36,545	AUD	27,211	$1,073
6/11/2021	Morgan Stanley	138,737	BRL	27,071	$(612)
6/11/2021	Morgan Stanley	139,259	BRL	27,152	$(593)
6/11/2021	State Street Bank & Trust Co.	35,041	CAD	27,351	$1,680
6/11/2021	Citibank N.A.	35,227	CAD	27,367	$1,819
6/11/2021	Citibank N.A.	24,116	CHF	27,318	$(482)
6/11/2021	State Street Bank & Trust Co.	24,187	CHF	27,345	$(430)
6/11/2021	HSBC Bank USA	178,850	CNY	27,114	$988
6/11/2021	HSBC Bank USA	179,030	CNY	27,058	$1,072
6/11/2021	Morgan Stanley	93,455,809	COP	27,172	$(1,982)
6/11/2021	Morgan Stanley	95,058,847	COP	27,270	$(1,648)
6/11/2021	BNP Paribas SA	230,755,037	COP	62,978	$(780)
6/11/2021	Credit Agricole CIB	22,444	EUR	27,439	$12
6/11/2021	Credit Agricole CIB	22,647	EUR	27,468	$230
6/11/2021	Credit Agricole CIB	45,000	EUR	54,198	$840
6/11/2021	State Street Bank & Trust Co.	20,412	GBP	27,373	$1,627
6/11/2021	Citibank N.A.	20,570	GBP	27,388	$1,836
6/11/2021	Morgan Stanley	385,718,856	IDR	26,906	$85
6/11/2021	Morgan Stanley	385,855,588	IDR	26,875	$126
6/11/2021	Morgan Stanley	390,000,000	IDR	26,910	$381
6/11/2021	Credit Agricole CIB	1,999,817	INR	26,683	$815
6/11/2021	Morgan Stanley	2,000,000	INR	26,860	$641
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
6/11/2021	Credit Agricole CIB	2,002,431	INR	26,611	$923
6/11/2021	Citibank N.A.	2,832,525	JPY	27,431	$(1,560)
6/11/2021	Credit Agricole CIB	2,850,300	JPY	27,419	$(1,385)
6/11/2021	Bank of America N.A.	542,429	MXN	26,884	$311
6/11/2021	HSBC Bank USA	547,666	MXN	26,889	$568
6/11/2021	Citibank N.A.	1,100,000	MXN	54,302	$847
6/15/2021	Bank of America N.A.	435,248	CAD	360,000	$594
7/27/2021	Citibank N.A.	1,100,000	AUD	1,185,736 NZD	$(11,414)
7/27/2021	Bank of America N.A.	400,000	AUD	310,324	$(689)
7/27/2021	Barclays Bank PLC Wholesale	2,000,000	BRL	358,452	$21,319
7/27/2021	JPMorgan Chase	2,000,000	BRL	370,542	$9,229
7/27/2021	JPMorgan Chase	590,167	CAD	400,000 EUR	$(739)
7/27/2021	State Street Bank & Trust Co.	435,128	CAD	250,000 GBP	$5,283
7/27/2021	State Street Bank & Trust Co.	1,800,000	CAD	155,782,620 JPY	$67,796
7/27/2021	Citibank N.A.	2,600,000	CAD	234,370,500 JPY	$12,485
7/27/2021	BNP Paribas SA	800,000	CAD	2,445,538 PLN	$(4,925)
7/27/2021	Credit Agricole CIB	250,000,000	CLP	362,041	$(16,109)
7/27/2021	JPMorgan Chase	300,000	EUR	361,232	$6,010
7/27/2021	Citibank N.A.	300,000	EUR	363,620	$3,622
7/27/2021	JPMorgan Chase	900,000	EUR	1,088,991	$12,735
7/27/2021	Bank of America N.A.	1,800,000	EUR	2,200,689	$2,764
7/27/2021	JPMorgan Chase	1,000,000	GBP	1,388,386	$32,391
7/27/2021	Citibank N.A.	152,623,604	JPY	1,400,000	$(5,469)
7/27/2021	BNP Paribas SA	556,134,286	JPY	5,150,000	$(68,568)
7/27/2021	HSBC Bank USA	884,460,000	KRW	788,964	$7,195
7/27/2021	HSBC Bank USA	2,071,691,000	KRW	1,864,977	$(117)
7/27/2021	State Street Bank & Trust Co.	12,090,158	MXN	600,000	$3,062
7/27/2021	Credit Agricole CIB	14,060,192	MXN	700,000	$1,328
7/27/2021	JPMorgan Chase	837,751	PLN	220,000	$8,721
7/27/2021	Citibank N.A.	3,348,399	PLN	880,000	$34,173
7/27/2021	Citibank N.A.	3,774,638	PLN	1,000,000	$30,544
7/27/2021	Credit Agricole CIB	36,000,000	RUB	469,256	$17,209
12/16/2021	BNP Paribas SA	2,300,000	CNY	349,237	$7,621
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
6/1/2021	Bank of America N.A.	1,683,000	AUD	1,300,687	$(1,787)
6/1/2021	State Street Bank & Trust Co.	3,639,000	CHF	4,057,884	$9,378
6/1/2021	Credit Agricole CIB	3,105,000	EUR	3,793,139	$(3,809)
6/1/2021	HSBC Bank USA	2,855,000	GBP	4,041,739	$(14,362)
6/1/2021	Morgan Stanley	79,060,000	JPY	724,475	$2,400
6/1/2021	Morgan Stanley	26,425,000	SEK	3,176,496	$(11,214)
6/7/2021	Goldman Sachs	4,583,000	TRY	542,463	$4,220
6/11/2021	Credit Agricole CIB	72,688	AUD	56,038	$(218)
6/11/2021	Morgan Stanley	277,995	BRL	50,000	$(3,017)
6/11/2021	Citibank N.A.	48,303	CHF	52,172	$(1,579)
6/11/2021	Morgan Stanley	188,514,656	COP	48,800	$(2,012)
6/11/2021	Morgan Stanley	230,755,037	COP	63,031	$833
6/11/2021	Barclays Bank PLC Wholesale	45,091	EUR	54,270	$(880)
6/11/2021	BANK OF NEW YORK	5,682,825	JPY	52,004	$98
6/11/2021	HSBC Bank USA	1,090,095	MXN	54,251	$(402)
6/11/2021	State Street Bank & Trust Co.	1,100,000	MXN	54,402	$(748)
6/15/2021	JPMorgan Chase	2,171,610	CAD	1,800,000	$863
7/27/2021	Citibank N.A.	1,100,000	AUD	1,170,415 NZD	$263
7/27/2021	Credit Agricole CIB	2,000,000	BRL	364,281	$(15,490)
7/27/2021	Bank of America N.A.	585,594	CAD	400,000 EUR	$4,528
7/27/2021	Citibank N.A.	589,124	CAD	400,000 EUR	$1,603
7/27/2021	Morgan Stanley	431,207	CAD	250,000 GBP	$(2,035)
7/27/2021	State Street Bank & Trust Co.	360,000	CAD	31,340,621 JPY	$(11,877)
7/27/2021	State Street Bank & Trust Co.	432,000	CAD	38,198,719 JPY	$(8,862)
7/27/2021	Morgan Stanley	504,000	CAD	44,625,208 JPY	$(9,790)
7/27/2021	Bank of America N.A.	504,000	CAD	45,156,082 JPY	$(4,939)
7/27/2021	BNP Paribas SA	2,600,000	CAD	232,704,628 JPY	$(27,706)
7/27/2021	State Street Bank & Trust Co.	800,000	CAD	2,478,439 PLN	$13,907
7/27/2021	JPMorgan Chase	250,000,000	CLP	352,545	$6,613
7/27/2021	JPMorgan Chase	1,700,000	EUR	2,075,710	$(5,328)
7/27/2021	State Street Bank & Trust Co.	1,800,000	EUR	2,200,293	$(3,159)
7/27/2021	State Street Bank & Trust Co.	500,000	GBP	707,435	$(2,953)
7/27/2021	JPMorgan Chase	400,000	GBP	565,724	$(2,587)
7/27/2021	State Street Bank & Trust Co.	37,597,490	JPY	350,000	$6,470
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
7/27/2021	Morgan Stanley	37,976,876	JPY	350,000	$3,003
7/27/2021	State Street Bank & Trust Co.	76,011,467	JPY	700,000	$5,479
7/27/2021	HSBC Bank USA	159,909,000	KRW	143,555	$(389)
7/27/2021	HSBC Bank USA	568,836,000	KRW	505,803	$(6,242)
7/27/2021	BNP Paribas SA	2,849,978,000	KRW	2,560,083	$(5,363)
7/27/2021	BNP Paribas SA	6,010,248	MXN	300,000	$206
7/27/2021	JPMorgan Chase	14,118,838	MXN	700,000	$(4,253)
7/27/2021	BNP Paribas SA	20,053,207	MXN	1,000,000	$(262)
7/27/2021	Citibank N.A.	7,966,386	PLN	2,100,000	$(74,966)
7/27/2021	Goldman Sachs	36,000,000	RUB	480,173	$(6,292)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$83,762
At May 31, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
BNP	GBP CALL/USD PUT	$57,358	June 2021	$1.40	$(821)
Put Option:
JPM	EUR PUT/USD CALL	$1,800,000	June 2021	$1.21	$(4,491)
(Premiums Received $5,133)					$(5,312)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options is included in “Other Assets and Liabilities–Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$4,104,779	$79,777	$(827,940)
Emerging Markets Core Fund	$36,224,114	$5,169,232	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$3,404,693	$66,374,722	$(60,590,241)
High Yield Bond Core Fund	$3,191,652	$591,693	$(761,400)
Mortgage Core Fund	$12,848,878	$2,799,265	$(6,074,650)
Project and Trade Finance Core Fund	$3,220,130	$37,318	$—
TOTAL OF AFFILIATED TRANSACTIONS	$62,994,246	$75,052,007	$(68,254,231)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2021	Shares Held as of 5/31/2021	Dividend Income
$61,443	$9,550	$3,427,609	354,458	$79,758
$(4,457)	$—	$41,388,889	4,026,157	$1,273,241
$605	$(3,472)	$9,186,307	9,183,552	$5,773
$(38,065)	$89,139	$3,073,019	483,940	$89,239
$(249,281)	$132,061	$9,456,273	954,215	$120,187
$(3,541)	$—	$3,253,907	367,258	$37,352
$(233,296)	$227,278	$69,786,004	15,369,580	$1,605,550
Semi-Annual Shareholder Report

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At May 31, 2021, these restricted securities amounted to $241,179, which represented 0.0% of total net assets.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Also represents cost of investments for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$151,147,237	$—	$4,534	$151,151,771
International	92,210,274	39,273,255	18,158	131,501,687
Debt Securities:
Foreign Governments/Agencies	—	27,127,424	—	27,127,424
Corporate Bonds	—	20,523,944	8,948	20,532,892
U.S. Treasuries	—	4,304,760	—	4,304,760
Asset-Backed Securities	—	3,406,648	—	3,406,648
Government Agencies	—	836,659	—	836,659
Commercial Mortgage-Backed Securities	—	656,237	—	656,237
Collateralized Mortgage Obligations	—	609,178	—	609,178
Mortgage-Backed Securities	—	58,681	—	58,681
Purchased Call Option	—	2,748	—	2,748
Purchased Put Option	—	3,188	—	3,188
Exchange-Traded Fund	1,152,269	—	—	1,152,269
Investment Companies[1]	66,532,097	—	—	69,786,004
TOTAL SECURITIES	$311,041,877	$96,802,722	$31,640	$411,130,146
Other Financial Instruments:
Assets
Futures Contracts	$1,018,640	$—	$—	$1,018,640
Foreign Exchange Contracts	—	455,150	—	455,150
Liabilities
Futures Contracts	(365,316)	—	—	(365,316)
Foreign Exchange Contracts	—	(371,388)	—	(371,388)
Written Options Contracts	—	(5,312)	—	(5,312)
TOTAL OTHER FINANCIAL INSTRUMENTS	$653,324	$78,450	$—	$731,774

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,253,907 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column.
The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EMTN	—Euro Medium Term Loan
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLC	—Public Limited Company
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
RUB	—Russian Ruble
SEK	—Swedish Krona
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.46	$19.83	$19.08	$20.09	$17.49	$17.87
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.25	0.31	0.31	0.28	0.29
Net realized and unrealized gain (loss)	2.19	1.82	1.44	(0.99)	2.63	(0.37)
Total From Investment Operations	2.33	2.07	1.75	(0.68)	2.91	(0.08)
Less Distributions:
Distributions from net investment income	(0.17)	(0.27)	(0.36)	(0.33)	(0.31)	(0.29)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—	(0.01)
Total Distributions	(0.41)	(0.44)	(1.00)	(0.33)	(0.31)	(0.30)
Net Asset Value, End of Period	$23.38	$21.46	$19.83	$19.08	$20.09	$17.49
Total Return[2]	10.98%	10.70%	9.89%	(3.46)%	16.85%	(0.68)%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.14%	1.15%	1.15%	1.14%	1.14%
Net investment income	1.27%[4]	1.28%	1.65%	1.53%	1.50%	1.65%
Expense waiver/reimbursement[5]	0.13%[4]	0.18%	0.20%	0.11%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$189,641	$176,368	$181,579	$146,323	$169,424	$169,443
Portfolio turnover	50%	80%	85%	66%	58%	105%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.89	$19.30	$18.60	$19.58	$17.06	$17.43
Income From Investment Operations:
Net investment income (loss)[1]	0.05	0.09	0.16	0.14	0.13	0.14
Net realized and unrealized gain (loss)	2.13	1.78	1.39	(0.96)	2.55	(0.35)
Total From Investment Operations	2.18	1.87	1.55	(0.82)	2.68	(0.21)
Less Distributions:
Distributions from net investment income	(0.08)	(0.11)	(0.21)	(0.16)	(0.16)	(0.15)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—	(0.01)
Total Distributions	(0.32)	(0.28)	(0.85)	(0.16)	(0.16)	(0.16)
Net Asset Value, End of Period	$22.75	$20.89	$19.30	$18.60	$19.58	$17.06
Total Return[2]	10.53%	9.83%	8.94%	(4.20)%	15.84%	(1.46)%
Ratios to Average Net Assets:
Net expenses[3]	1.97%[4]	1.97%	1.96%	1.96%	1.95%	1.95%
Net investment income	0.44%[4]	0.46%	0.86%	0.72%	0.70%	0.85%
Expense waiver/reimbursement[5]	0.12%[4]	0.15%	0.20%	0.12%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,365	$5,809	$7,880	$9,758	$14,342	$16,037
Portfolio turnover	50%	80%	85%	66%	58%	105%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.80	$19.22	$18.52	$19.51	$17.00	$17.37
Income From Investment Operations:
Net investment income (loss)[1]	0.05	0.09	0.16	0.15	0.14	0.15
Net realized and unrealized gain (loss)	2.13	1.78	1.40	(0.96)	2.55	(0.35)
Total From Investment Operations	2.18	1.87	1.56	(0.81)	2.69	(0.20)
Less Distributions:
Distributions from net investment income	(0.09)	(0.12)	(0.22)	(0.18)	(0.18)	(0.16)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—	(0.01)
Total Distributions	(0.33)	(0.29)	(0.86)	(0.18)	(0.18)	(0.17)
Net Asset Value, End of Period	$22.65	$20.80	$19.22	$18.52	$19.51	$17.00
Total Return[2]	10.56%	9.87%	9.06%	(4.20)%	15.92%	(1.44)%
Ratios to Average Net Assets:
Net expenses[3]	1.92%[4]	1.93%	1.92%	1.90%	1.89%	1.89%
Net investment income	0.49%[4]	0.50%	0.89%	0.78%	0.75%	0.91%
Expense waiver/reimbursement[5]	0.12%[4]	0.15%	0.20%	0.14%	0.21%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,664	$58,092	$64,600	$64,095	$78,445	$82,845
Portfolio turnover	50%	80%	85%	66%	58%	105%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.30	$19.67	$18.94	$19.94	$17.38	$17.74
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.17	0.24	0.22	0.20	0.21
Net realized and unrealized gain (loss)	2.17	1.82	1.41	(0.98)	2.61	(0.36)
Total From Investment Operations	2.27	1.99	1.65	(0.76)	2.81	(0.15)
Less Distributions:
Distributions from net investment income	(0.13)	(0.19)	(0.28)	(0.24)	(0.25)	(0.20)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—	(0.01)
Total Distributions	(0.37)	(0.36)	(0.92)	(0.24)	(0.25)	(0.21)
Net Asset Value, End of Period	$23.20	$21.30	$19.67	$18.94	$19.94	$17.38
Total Return[2]	10.74%	10.31%	9.38%	(3.86)%	16.32%	(1.12)%
Ratios to Average Net Assets:
Net expenses[3]	1.56%[4]	1.57%	1.56%	1.58%	1.57%	1.56%
Net investment income	0.86%[4]	0.85%	1.26%	1.09%	1.07%	1.24%
Expense waiver/reimbursement[5]	0.12%[4]	0.16%	0.19%	0.12%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,051	$43,197	$42,860	$43,452	$51,768	$52,430
Portfolio turnover	50%	80%	85%	66%	58%	105%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.60	$19.95	$19.19	$20.21	$17.61	$17.98
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.31	0.37	0.37	0.33	0.34
Net realized and unrealized gain (loss)	2.20	1.84	1.45	(1.00)	2.65	(0.37)
Total From Investment Operations	2.38	2.15	1.82	(0.63)	2.98	(0.03)
Less Distributions:
Distributions from net investment income	(0.21)	(0.33)	(0.42)	(0.39)	(0.38)	(0.33)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—	(0.01)
Total Distributions	(0.45)	(0.50)	(1.06)	(0.39)	(0.38)	(0.34)
Net Asset Value, End of Period	$23.53	$21.60	$19.95	$19.19	$20.21	$17.61
Total Return[2]	11.11%	11.06%	10.21%	(3.21)%	17.13%	(0.37)%
Ratios to Average Net Assets:
Net expenses[3]	0.85%[4]	0.85%	0.86%	0.86%	0.85%	0.85%
Net investment income	1.56%[4]	1.58%	1.95%	1.81%	1.77%	1.95%
Expense waiver/reimbursement[5]	0.16%[4]	0.19%	0.22%	0.14%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,870	$100,317	$99,564	$95,613	$105,720	$91,167
Portfolio turnover	50%	80%	85%	66%	58%	105%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,				Period Ended 11/30/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.47	$19.84	$19.09	$20.10	$17.51	$16.97
Income From Investment Operations:
Net investment income (loss)[2]	0.18	0.31	0.38	0.36	0.33	0.11
Net realized and unrealized gain (loss)	2.19	1.82	1.44	(0.98)	2.63	0.56
Total From Investment Operations	2.37	2.13	1.82	(0.62)	2.96	0.67
Less Distributions:
Distributions from net investment income	(0.21)	(0.33)	(0.43)	(0.39)	(0.37)	(0.13)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—	—
Total Distributions	(0.45)	(0.50)	(1.07)	(0.39)	(0.37)	(0.13)
Net Asset Value, End of Period	$23.39	$21.47	$19.84	$19.09	$20.10	$17.51
Total Return[3]	11.14%	11.04%	10.26%	(3.16)%	17.14%	3.94%
Ratios to Average Net Assets:
Net expenses[4]	0.83%[5]	0.83%	0.84%	0.84%	0.83%	0.84%[5]
Net investment income	1.58%[5]	1.58%	1.97%	1.79%	1.78%	1.48%[5]
Expense waiver/reimbursement[6]	0.12%[5]	0.15%	0.19%	0.11%	0.17%	0.16%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,288	$7,056	$6,275	$4,890	$6,243	$4,853
Portfolio turnover	50%	80%	85%	66%	58%	105%[7]

1	Reflects operations for the period from June 29, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $69,786,004 of investment in affiliated holdings* (identified cost $331,753,453)	$411,130,146
Cash	25,065
Cash denominated in foreign currencies (identified cost $649,482)	750,887
Income receivable	919,402
Income receivable from affiliated holdings	413,879
Receivable for investments sold	88,939
Receivable for shares sold	119,778
Unrealized appreciation on foreign exchange contracts	455,150
Receivable for variation margin on futures contracts	5,187,498
Total Assets	419,090,744
Liabilities:
Payable for investments purchased	240,647
Payable for shares redeemed	184,688
Written options outstanding (premium received $5,133), at value	5,312
Unrealized depreciation on foreign exchange contracts	371,388
Payable for investment adviser fee (Note 5)	25,367
Payable for administrative fee (Note 5)	3,577
Payable for custodian fees	62,605
Payable for auditing fees	31,375
Payable for transfer agent fees	56,578
Payable for portfolio accounting fees	62,831
Payable for distribution services fee (Note 5)	59,869
Payable for other service fees (Notes 2 and 5)	52,217
Accrued expenses (Note 5)	54,691
Total Liabilities	1,211,145
Net assets for 17,944,876 shares outstanding	$417,879,599
Net Assets Consist of:
Paid-in capital	$366,431,379
Total distributable earnings (loss)	51,448,220
Total Net Assets	$417,879,599
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($189,641,416 ÷ 8,111,268 shares outstanding), no par value, unlimited shares authorized	$23.38
Offering price per share (100/94.50 of $23.38)	$24.74
Redemption proceeds per share	$23.38
Class B Shares:
Net asset value per share ($5,364,984 ÷ 235,822 shares outstanding), no par value, unlimited shares authorized	$22.75
Offering price per share	$22.75
Redemption proceeds per share (94.50/100 of $22.75)	$21.50
Class C Shares:
Net asset value per share ($57,664,324 ÷ 2,546,309 shares outstanding), no par value, unlimited shares authorized	$22.65
Offering price per share	$22.65
Redemption proceeds per share (99.00/100 of $22.65)	$22.42
Class R Shares:
Net asset value per share ($47,051,189 ÷ 2,028,470 shares outstanding), no par value, unlimited shares authorized	$23.20
Offering price per share	$23.20
Redemption proceeds per share	$23.20
Institutional Shares:
Net asset value per share ($110,869,720 ÷ 4,711,463 shares outstanding), no par value, unlimited shares authorized	$23.53
Offering price per share	$23.53
Redemption proceeds per share	$23.53
Class R6 Shares:
Net asset value per share ($7,287,966 ÷ 311,544 shares outstanding), no par value, unlimited shares authorized	$23.39
Offering price per share	$23.39
Redemption proceeds per share	$23.39

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended May 31, 2021 (unaudited)

Investment Income:
Dividends (including $1,605,550 received from affiliated holdings* and net of foreign taxes withheld of $195,882)	$4,337,139
Interest	590,552
TOTAL INCOME	4,927,691
Expenses:
Investment adviser fee (Note 5)	1,352,583
Administrative fee (Note 5)	163,480
Custodian fees	98,092
Transfer agent fees (Note 2)	300,165
Directors’/Trustees’ fees (Note 5)	4,531
Auditing fees	16,375
Legal fees	5,810
Portfolio accounting fees	85,772
Distribution services fee (Note 5)	356,019
Other service fees (Notes 2 and 5)	309,890
Share registration costs	50,647
Printing and postage	20,094
Miscellaneous (Note 5)	29,110
TOTAL EXPENSES	2,792,568
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(238,355)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(36,964)
TOTAL WAIVERS AND REIMBURSEMENTS	(275,319)
Net expenses	2,517,249
Net investment income	2,410,442
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized gain on investments (including foreign taxes withheld of $(39,093))(including net realized gain of $227,278 on sales of investments in affiliated holdings*)	$30,941,113
Net realized gain on foreign currency transactions	19,674
Net realized loss on foreign exchange contracts	(897,532)
Net realized gain on futures contracts	2,683,268
Net realized gain on written options	57,768
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(233,296) of investments in affiliated holdings*)	8,947,834
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(60,652)
Net change in unrealized depreciation of foreign exchange contracts	93,744
Net change in unrealized appreciation of futures contracts	(2,108,680)
Net change in unrealized depreciation of written options	(21,182)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	39,655,355
Change in net assets resulting from operations	$42,065,797

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2021	Year Ended 11/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,410,442	$4,452,266
Net realized gain (loss)	32,804,291	3,711,983
Net change in unrealized appreciation/depreciation	6,851,064	28,340,657
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,065,797	36,504,906
Distributions to Shareholders:
Class A Shares	(3,353,009)	(3,969,357)
Class B Shares	(85,805)	(109,370)
Class C Shares	(900,410)	(945,503)
Class R Shares	(745,995)	(772,607)
Institutional Shares	(2,060,369)	(2,487,363)
Class R6 Shares	(143,099)	(161,733)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,288,687)	(8,445,933)
Share Transactions:
Proceeds from sale of shares	26,470,290	47,728,914
Net asset value of shares issued to shareholders in payment of distributions declared	6,987,438	8,069,393
Cost of shares redeemed	(41,194,945)	(95,775,299)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,737,217)	(39,976,992)
Change in net assets	27,039,893	(11,918,019)
Net Assets:
Beginning of period	390,839,706	402,757,725
End of period	$417,879,599	$390,839,706
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $275,319 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$124,092	$(15,389)
Class B Shares	5,398	(1)
Class C Shares	42,579	—
Class R Shares	64,054	(71)
Institutional Shares	62,020	(21,503)
Class R6 Shares	2,022	—
TOTAL	$300,165	$(36,964)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$229,197
Class B Shares	6,966
Class C Shares	73,727
TOTAL	$309,890
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the
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payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2021, the Fund had no outstanding swap contracts and no activity for the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $96,787,009 and $64,722,715, respectively. This is based on amounts held as of each month-end throughout the six-month period.
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Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $777,236 and $552,895, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which
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expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of written put and call options held by the Fund throughout the period was $6,401 and $5,121, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of purchased put and call options held by the Fund throughout the period was $4,965 and $4,085, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at May 31, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Magnit, GDR	11/4/2020	$109,789	$117,212
Phosagro OAO, GDR	1/3/2019	$35,493	$123,967
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$87,648*		$—
Equity contracts	Receivable for variation margin on futures contracts	565,676*		—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	455,150	Unrealized depreciation on foreign exchange contracts	371,388
Foreign exchange contracts		—	Written options outstanding, at value	5,312
Foreign exchange contracts	Purchased options, within Investment in securities at value	5,936		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,114,410		$376,700

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(1,241,401)	$—	$—	$—	$(1,241,401)
Equity contracts	3,924,669	—	—	—	3,924,669
Foreign exchange contracts	—	(897,532)	(48,157)	57,768	(887,921)
TOTAL	$2,683,268	$(897,532)	$(48,157)	$57,768	$1,795,347

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$12,011	$—	$—	$—	$12,011
Equity contracts	(2,120,691)	—	—	—	(2,120,691)
Foreign exchange contracts	—	93,744	(26,346)	(21,182)	46,216
TOTAL	$(2,108,680)	$93,744	$(26,346)	$(21,182)	$(2,062,464)

2	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2021, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$455,150	$(249,119)	$—	$206,031
Purchased Options Contracts	5,936	—	—	5,936
TOTAL	$461,086	$(249,119)	$—	$211,967
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Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$371,388	$(249,119)	$—	$122,269
Written Options Contracts	5,312	—	—	5,312
TOTAL	$376,700	$(249,119)	$—	$127,581
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarizes share activity:
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	369,845	$8,326,109	547,961	$10,775,746
Shares issued to shareholders in payment of distributions declared	142,219	3,132,074	189,695	3,715,809
Shares redeemed	(617,919)	(13,945,266)	(1,679,333)	(32,548,134)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(105,855)	$(2,487,083)	(941,677)	$(18,056,579)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	138	$3,111	153	$2,972
Shares issued to shareholders in payment of distributions declared	3,748	80,286	5,277	102,524
Shares redeemed	(46,091)	(1,002,296)	(135,616)	(2,606,720)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(42,205)	$(918,899)	(130,186)	$(2,501,224)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	194,973	$4,251,673	461,399	$8,692,424
Shares issued to shareholders in payment of distributions declared	42,069	897,138	47,622	919,740
Shares redeemed	(483,344)	(10,559,495)	(1,077,232)	(20,219,341)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(246,302)	$(5,410,684)	(568,211)	$(10,607,177)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	226,702	$5,061,972	427,264	$8,276,723
Shares issued to shareholders in payment of distributions declared	34,147	745,975	38,940	762,503
Shares redeemed	(260,596)	(5,847,337)	(616,411)	(11,819,678)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	253	$(39,390)	(150,207)	$(2,780,452)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	357,807	$8,136,232	927,522	$18,214,312
Shares issued to shareholders in payment of distributions declared	90,043	1,995,789	122,789	2,409,104
Shares redeemed	(380,738)	(8,632,672)	(1,396,610)	(26,889,664)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	67,112	$1,499,349	(346,299)	$(6,266,248)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	30,413	$691,193	89,680	$1,766,737
Shares issued to shareholders in payment of distributions declared	6,181	136,176	8,177	159,713
Shares redeemed	(53,625)	(1,207,879)	(85,596)	(1,691,762)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(17,031)	$(380,510)	12,261	$234,688
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(344,028)	$(7,737,217)	(2,124,319)	$(39,976,992)
4. FEDERAL TAX INFORMATION
At May 31, 2021, the cost of investments for federal tax purposes was $331,753,453. The net unrealized appreciation of investments for federal tax purposes was $80,113,600. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $83,412,726 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,299,126. The amounts presented are inclusive of derivative contracts.
As of November 30, 2020, the Fund had a capital loss carryforward of $28,132,719 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses, retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$28,132,719	$—	$28,132,719
At November 30, 2020, for federal income tax purposes, the Fund had $931 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2021, the Adviser voluntarily waived $232,165 of its fee and voluntarily reimbursed $36,964 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2021, the Adviser reimbursed $6,190.
Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2021, the Sub-Adviser earned a fee of $161,254.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$20,897
Class C Shares	221,182
Class R Shares	113,940
TOTAL	$356,019
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2021, FSC retained $31,459 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2021, FSC retained $4,939 in sales charges from the sale of Class A Shares. FSC also retained $1,968 and $372 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2021, FSSC received $38,791 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2021, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.98%, 1.93%, 1.57%, 0.85%
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and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2021, were as follows:
Purchases	$182,373,556
Sales	$197,244,536
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the six months ended May 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the six months ended May 31, 2021, the program was not utilized.
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9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivables for investments sold, includes net receivable proceeds of $88,939 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,109.80	$6.00
Class B Shares	$1,000	$1,105.30	$10.34
Class C Shares	$1,000	$1,105.60	$10.08
Class R Shares	$1,000	$1,107.40	$8.20
Institutional Shares	$1,000	$1,111.10	$4.47
Class R6 Shares	$1,000	$1,111.40	$4.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.25	$5.74
Class B Shares	$1,000	$1,015.11	$9.90
Class C Shares	$1,000	$1,015.36	$9.65
Class R Shares	$1,000	$1,017.15	$7.85
Institutional Shares	$1,000	$1,020.69	$4.28
Class R6 Shares	$1,000	$1,020.79	$4.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class B Shares	1.97%
Class C Shares	1.92%
Class R Shares	1.56%
Institutional Shares	0.85%
Class R6 Shares	0.83%
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the
Semi-Annual Shareholder Report

Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
Semi-Annual Shareholder Report

that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Global Allocation Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
8080105 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021